Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation For Calculation of Basic And Diluted Earnings Per Share
The following is a reconciliation for the calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020

	(dollars in thousands)		(dollars in thousands)
Net income	$18,616	$17,415	$89,574	$59,958
Weighted average number of common shares outstanding	128,146,298	112,039,640	122,983,729	111,824,816
Dilutive effect of warrants and options outstanding	8,762,968	5,909,584	7,943,354	4,173,888

Diluted weighted average number of common shares outstanding	136,909,266	117,949,224	130,927,083	115,998,704

Basic earnings per share	$0.15	$0.16	$0.73	$0.54
Diluted earnings per share	$0.14	$0.15	$0.68	$0.52

The following is a reconciliation for the calculation of basic and diluted earnings per share for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

	(dollars in thousands)
Net Income	$62,999	$53,094	$10,893
Weighted average number of common shares outstanding	113,572,379	110,206,103	101,697,002
Dilutive effect of warrants and options outstanding	4,753,345	5,111,839	1,504,125

Diluted weighted average number of common shares outstanding	118,325,724	115,317,942	103,201,127

Basic earnings per share	$0.55	$0.48	$0.11
Diluted earnings per share	$0.53	$0.46	$0.11